Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The amortized cost, fair value and the related gross unrealized gains and losses of available for sale securities recognized in accumulated other comprehensive income (loss) were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury and federal agency	$1,794	$8	$0	$1,802
State and municipal	50,946	4,241	(8)	55,179
Mortgage-backed: residential	62,903	1,755	(20)	64,638
Equity securities	23	8	0	31

Total securities available for sale	$115,666	$6,012	$(28)	$121,650

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury and federal agency	$2,430	$16	$0	$2,446
State and municipal	53,841	3,592	(10)	57,423
Mortgage-backed: residential	88,362	2,060	(136)	90,286
Equity securities	23	0	(3)	20

Total securities available for sale	$144,656	$5,668	$(149)	$150,175

	2012	2011	2010
Sales of available for sale securities were as follows:
Proceeds	$0	$14,980	$18,775
Gross gains	0	216	679
Gross losses	0	(2)	(26)
Gross gains from calls	0	0	8

The tax provision (benefit) related to these net realized gains and losses was $0, $73 and $225, respectively.

The amortized cost and fair value of securities at year-end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities and equity securities, are shown separately.

	Amortized
	Cost	Fair Value
Due in one year or less	$1,340	$1,351
Due from one to five years	4,674	4,862
Due from five to ten years	21,008	22,902
Due after ten years	25,718	27,866
Mortgage-backed: residential	62,903	64,638
Equity securities	23	31

	$115,666	$121,650

Securities pledged at year-end 2012 and 2011 had a fair value of $66,528 and $63,941 and were pledged to secure public deposits and repurchase agreements.

At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than the U.S. Government, and its agencies and corporations, in an amount greater than 10% of shareholders’ equity.

All mortgage-backed securities are issued by the United States government or any agency or corporation thereof as of December 31, 2012 and 2011.

Securities with unrealized losses at year-end 2012 and 2011, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2012
State and municipal	$1,325	$(8)	$0	$0	$1,325	$(8)
Mortgage-backed: residential	2,772	(20)	0	0	2,772	(20)

Total temporarily impaired	$4,097	$(28)	$0	$0	$4,097	$(28)

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
2011
State and municipal	$366	$(3)	$891	$(7)	$1,257	$(10)
Mortgage-backed: residential	22,639	(136)	0	0	22,639	(136)
Equity	20	(3)	0	0	20	(3)

Total temporarily impaired	$23,025	$(142)	$891	$(7)	$23,916	$(149)

Unrealized losses have not been recognized into income because the securities are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in market interest rates or normally expected market pricing fluctuations. The fair value of debt securities is expected to recover as the securities approach their maturity date.

National Bancshares Corporation equity securities are comprised of FHLMC preferred stock. An other than temporary impairment charge was taken on this investment in 2008, reducing the cost basis to $23. The fair value of these securities at December 31, 2012 and 2011 was $31 and $20, respectively.